Finance receivables - Additional Information (Detail) - Geographic Concentration Ratio - Finance receivables	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	59.10%	59.10%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	10.30%	10.30%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	8.10%	8.30%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	11.30%	11.90%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	11.20%	10.40%